INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENTS
Schedule of investments

	2023	2022
	$ million	$ million
At 1 January	12	10
Additions	–	2
Fair value remeasurement	(4)	–
At 31 December	8	12